Net revenue (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,717	R$ 77,411	R$ 70,569
Polyethylene Polypropylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	47,450	50,361	44,295
Tertiary Butyl Ethyl Ether Gasoline [Member]
IfrsStatementLineItems [Line Items]
Net revenue	5,471	5,988	5,863
Benzene Toluene And Xylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,978	4,966	4,435
Ethylene Propylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,637	4,793	4,309
Polyvinyl Chloride Caustic Soda [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,202	3,433	3,721
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	2,653	2,744	3,925
Butadiene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,696	1,940	1,211
Cumene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	955	1,332	1,126
Solvents [Member]
IfrsStatementLineItems [Line Items]
Net revenue	543	619	638
Naphtha Condensate And Other Resales [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 132	R$ 1,235	R$ 1,046